Document and Entity Information	May 01, 2020
Prospectus:
Document Type	497
Document Period End Date	May 01, 2020
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2020
Document Effective Date	May 01, 2020
Prospectus Date	Feb. 01, 2020
QCI Balanced Fund | Institutional Class Shares
Prospectus:
Trading Symbol	QCIBX